LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Small Cap Value Fund

Supplement dated December 9, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2022, as supplemented

The following table replaces the table in the subsection under “Focused Small Cap Value Fund–Management–Portfolio Managers” on page 11 of the summary prospectus and on page 51 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
John C. Hardy, Portfolio Manager	2018
Qie Zhang, Portfolio Manager	2022

The following replaces the eighth paragraph under “Management and Organization of the Funds” beginning on page 227 of the statutory prospectus:

Focused Small Cap Value Fund. John C. Hardy, Portfolio Manager, heads the Fund’s team. Mr. Hardy joined Lord Abbett in 2011. Additional member of the team is Qie Zhang, Portfolio Manager. Ms. Zhang joined Lord Abbett in 2022. Ms. Zhang was formerly a Portfolio Manager and Research Analyst at Aberdeen Asset Management from 2008 to 2022. She previously worked at Bloomberg L.P. from 2001 to 2006. Mr. Hardy and Ms. Zhang are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Focused Small Cap Value Fund” in the subsection titled “Portfolio Manager Information–Other Accounts Managed” beginning on page 7-1 of the SAI:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Focused Small Cap Value Fund
John C. Hardy	5	6,135.7	1	111.3	2268	634
Qie Zhang[1]	N/A	N/A	N/A	N/A	N/A	N/A

1 Qie Zhang was newly added to the Fund effective December 9, 2022 and her other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Focused Small Cap Value Fund” in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” beginning on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Focused Small Cap Value Fund
John C. Hardy	$100,001-$500,000
Qie Zhang[1]	N/A

1 Qie Zhang was newly added to the Fund effective December 9, 2022 and her aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.